UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PIEQX International Equity Index
Fund –
.
TLIEX International Equity Index
Fund–
.
Z Class
T. ROWE PRICE International Equity Index Fund
HIGHLIGHTS
The fund produced a positive return and tracked its benchmark, the MSCI EAFE
Index Net, in the 12 months ended October 31, 2023.
The fund is designed to mirror its benchmark, which is a yardstick of performance in developed non-U.S. stock markets. Active management decisions do not play a role in our allocations.
At the end of October, Europe represented 63% of net assets, Japan accounted for 22%, and most of the remainder was invested elsewhere in the Pacific Rim.
Various crosscurrents in international stock markets continue to make it difficult to determine what may be driving stocks at any given moment. In any event, our task is not to select stocks, sectors, or countries that we think will outperform.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.
T. ROWE PRICE International Equity Index Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive results during your fund’s fiscal year, the 12-month period ended October 31, 2023, although a downturn over the past six months offset some of the strong gains recorded in the first half of the period. Global economies managed to avoid the recession that was widely predicted at the start of 2023, but signs that central banks might need to keep interest rates higher for longer than previously expected weighed on market sentiment.
Growth stocks outperformed value shares over the 12-month period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S. investors in
European securities.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and produced some of the strongest results in the equity market. Within the S&P 500 Index, the communication services and information technology sectors were lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
Corporate fundamentals were broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and preliminary estimates pointed to a resumption of growth in the third quarter.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter’s initial estimate, the highest since the end of 2021. Growth in Europe and Japan was more sluggish, and China’s economy was beset by worries about its property sector after an initial boost from its decision at the end of 2022 to lift most of its pandemic-related restrictions. A protracted debt ceiling standoff in the U.S., the ongoing conflict between Ukraine and Russia, and the outbreak of war in the Middle East following the attack on Israel by Hamas produced headwinds for markets at various times.
Investors also remained focused on inflation as price increases moderated but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by the end of July, the highest level since March 2001.
T. ROWE PRICE International Equity Index Fund

U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S.
government debt from the highest level, AAA, to AA+ along with expectations for higher levels of borrowing by the Treasury Department. The yield on the benchmark 10-year Treasury note briefly reached 5.00% in October for the first time since late 2007 before falling back to 4.88% by period-end.
Increasing yields over the past six months led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well as default rates remained low by historical standards.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead to 2024. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President
T. ROWE PRICE International Equity Index Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The International Equity Index Fund returned 15.12% for the 12 months ended October 31, 2023, versus 14.40% for its benchmark, the MSCI EAFE
Index Net. The fund usually lags the benchmark slightly due to operating and management expenses. (The performance of Z Class shares will vary due to a different fee structure. Past performance cannot guarantee future results.)
What factors influenced the
fund’s performance?
The fund seeks to mirror the
structure and performance
of the benchmark and give
investors exposure to the
major international markets
in the developed world.
We make no individual
stock selection decisions
based on bottom-up
fundamental research.
Differences in the fund’s results relative to the benchmark primarily reflect
“fair value” pricing and, as noted earlier, operating and management expenses, which are not incurred by the benchmark. As described in the fund’s prospectus, because there are timing differences between when the fund prices its securities and when certain foreign markets close, the fund adjusts the prices of its portfolio securities to reflect market events that may affect prices after the close of foreign markets. The fund values its securities in this way to protect shareholders and deter market timing by speculators. Since the index does not need to apply fair valuation, this technicality contributes to the performance disparity between the fund and the index.
At the sector level, all sectors advanced. Financials, consumer discretionary, information technology, and energy stocks posted the best returns in absolute terms. Real estate, health care, communication services, and consumer staples names all strongly underperformed the broader index but produced positive returns for the year.
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/23 6 Months 12 Months
International Equity Index
Fund –
.
-7.56% 15.12%
International Equity Index
Fund–
.
Z  Class -7.36 15.46
MSCI EAFE Index Net -7.88 14.40
FTSE Developed ex North
America Index Net -7.60 14.09
T. ROWE PRICE International Equity Index Fund

Geographically, returns were
mostly positive in U.S. dollar
terms. Markets in Denmark,
Italy, and Spain were among
the top performers in
absolute terms, while shares
in Israel and Finland were
among the worst performers
and produced losses.
How is the fund positioned?
The MSCI index’s largest
regional weightings at the
end of October were Europe,
Japan, and the Pacific
Rim excluding Japan. We
construct the fund by sorting
the market in each country in
the index by industry groups
and targeting a representative
sampling of the stocks in
each industry for inclusion.
The fund attempts to
replicate the index’s performance by investing in stocks in proportion to their allocation in the index.
At the end of October, Europe represented 63% of net assets, Japan accounted for 22%, and the rest of the Pacific Rim composed 11%. The UK, France, and Switzerland were the fund’s largest country allocations in Europe, while
Australia, Hong Kong, and Singapore occupied the top positions in the Pacific ex Japan region.
Most changes to the portfolio’s sector weights since our previous letter were relatively minor. Financials, industrials and business services, health care, and consumer discretionary were the fund’s largest sector allocations at the end of
October and accounted for more than half of its assets.
The fund remained broadly diversified, consistent with the MSCI index.
The fund’s 25 largest holdings represented slightly more than 26% of total net assets at the end of the reporting period. As shown in the Twenty-Five
Largest Holdings table on page 8, global health care company Novo Nordisk
(Denmark), food company Nestle (Switzerland), semiconductor company
SECTOR DIVERSIFICATION
Percent of Net Assets
4/30/23 10/31/23
Financials 17.7% 18.6%
Industrials and Business
Services 15.1 15.3
Health Care 13.1 12.8
Consumer Discretionary 11.7 11.6
Consumer Staples 10.3 9.6
Information Technology 7.2 7.6
Materials 7.2 7.4
Energy 4.5 4.8
Communication Services 4.3 4.1
Utilities 3.4 3.4
Real Estate 2.3 2.2
Other and Reserves 3.2 2.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.
T. ROWE PRICE International Equity Index Fund

ASML Holding (Netherlands), energy company Shell (United Kingdom), and luxury goods company LVMH Moet Hennessy Louis Vuitton (France) were the fund’s largest individual positions. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
What is portfolio management’s outlook?
Various crosscurrents in international stock markets continue to make it difficult to determine what may be driving stocks at any given moment.
On the one hand, we see sticky inflation (especially in the UK and Europe)
that will likely push up interest rates, elevated earnings estimates despite declining backlogs, rising wages, and deteriorating excess savings. Second-
quarter earnings reports revealed that some companies have been able to cope with inflation by passing higher costs onto their customers. We think that this development is temporary, however, and that earnings in the coming quarters may disappoint. On the other hand, labor markets remain robust with the number of job openings still surpassing jobless workers. Higher-
for-longer interest rates increase the risk of something breaking in financial markets. Moreover, the impact from pandemic-era stimulus is subsiding just as governments have begun to worry about fiscal deficits against a backdrop of rising rates and middling growth.
These risks reinforce our view that we are in the late innings of the current cycle—even if the optimism surrounding the artificial intelligence boom has bought us a few extra outs. In the coming quarters, we see more reasons for markets to decline than to advance given corporate fundamentals, valuations, and an uncertain macro environment.
In any event, our task is not to select stocks, sectors, or countries that we think will outperform. Our objective is to pursue long-term capital growth and provide investors with broad exposure to non-U.S. equities by mirroring the broad structure and the performance of the MSCI benchmark.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
T. ROWE PRICE International Equity Index Fund

RISKS OF STOCK INVESTING
Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.
RISKS OF INTERNATIONAL INVESTING
Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
RISKS OF INDEX INVESTING
Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.
BENCHMARK INFORMATION
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2023. All rights in the FTSE
Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
T. ROWE PRICE International Equity Index Fund

Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
BENCHMARK INFORMATION (continued)
T. ROWE PRICE International Equity Index Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
10/31/23
Novo Nordisk, Denmark 2.2%
Nestle, Switzerland 2.0
ASML Holding, Netherlands 1.7
Shell, United Kingdom 1.5
LVMH Moet Hennessy Louis Vuitton, France 1.4
AstraZeneca, United Kingdom 1.3
Novartis, Switzerland 1.3
Roche Holding, Switzerland 1.3
Toyota Motor, Japan 1.3
TotalEnergies, France 1.0
Bhp, Australia 1.0
HSBC Holdings, United Kingdom 1.0
SAP, Germany 1.0
Unilever, United Kingdom 0.8
BP, United Kingdom 0.7
Sony, Japan 0.7
Sanofi, France 0.7
Commonwealth Bank of Australia, Australia 0.7
L'Oreal, France 0.7
Siemens, Germany 0.7
AIA Group, Hong Kong 0.7
Mitsubishi UFJ Financial, Japan 0.7
Allianz, Germany 0.6
Air Liquide, France 0.6
Diageo, United Kingdom 0.6
Total 26.2%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.
T. ROWE PRICE International Equity Index Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTERNATIONAL EQUITY INDEX FUND
Note: Performance for the Z Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
International Equity Index
Fund –
.
15.12% 4.29% 3.09% – –
International Equity Index
Fund–
.
Z  Class 15.46 – – 5.57% 11/2/20
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.
T. ROWE PRICE International Equity Index Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
International Equity Index Fund 0.30%
International Equity Index Fund–Z Class 0.15
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.
T. ROWE PRICE International Equity Index Fund

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INTERNATIONAL EQUITY INDEX FUND
Beginning
Account Value
5/1/23
Ending
Account Value
10/31/23
Expenses Paid
During Period*
5/1/23 to 10/31/23
Investor Class
Actual $1,000.00 $924.40 $1.36
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.79   1.43
Z Class
Actual   1,000.00   926.40   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.28%, and
the
2
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)
T. ROWE PRICE International Equity Index Fund

QUARTER-END RETURNS
Periods Ended 9/30/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
International Equity Index
Fund –
.
25.83% 3.11% 3.73% – –
International Equity Index
Fund–
.
Z  Class 26.09  – – 6.86% 11/2/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
T. ROWE PRICE International Equity Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 12.53 $ 16.86 $ 12.81 $ 13.92 $ 12.99
Investment activities
Net investment income
(1)(2)
0.43 0.44 0.39 0.26 0.39
Net realized and unrealized gain/
loss 1.46 (4.25) 3.92 (0.98) 0.90
Total from investment activities 1.89 (3.81) 4.31 (0.72) 1.29
Distributions
Net investment income (0.36) (0.40) (0.26) (0.38) (0.36)
Net realized gain — (0.12) — (0.01) —
Total distributions (0.36) (0.52) (0.26) (0.39) (0.36)
NET ASSET VALUE
End of period $ 14.06 $ 12.53 $ 16.86 $ 12.81 $ 13.92
Ratios/Supplemental Data
Total return
(2)(3)
15.12% (23.30)% 33.89% (5.43)% 10.35%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.26% 0.30% 0.40% 0.45% 0.45%
Net expenses after waivers/
payments by Price Associates 0.26% 0.30% 0.40% 0.45% 0.45%
Net investment income 2.93% 3.05% 2.41% 2.03% 2.98%
Portfolio turnover rate 29.2% 12.9% 22.9% 10.5% 7.8%
Net assets, end of period (in
thousands) $630,134 $546,336 $727,834 $543,578 $589,293
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
T. ROWE PRICE International Equity Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
11/2/20
(1)
Through
10/31/21 10/31/23 10/31/22
NET ASSET VALUE
Beginning of period $ 12.57 $ 16.92 $ 13.01
Investment activities
Net investment income
(2)(3)
0.47 0.53 0.45
Net realized and unrealized gain/loss 1.47 (4.30) 3.73
Total from investment activities 1.94 (3.77) 4.18
Distributions
Net investment income (0.41) (0.46) (0.27)
Net realized gain — (0.12) —
Total distributions (0.41) (0.58) (0.27)
NET ASSET VALUE
End of period $ 14.10 $ 12.57 $ 16.92
Ratios/Supplemental Data
Total return
(3)(4)
15.46% (23.05)% 32.39%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.15% 0.15% 0.21%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.00% 0.00%
(5)
Net investment income 3.16% 3.82% 2.74%
(5)
Portfolio turnover rate 29.2% 12.9% 22.9%
Net assets, end of period (in thousands) $112,446 $37,194 $2,207
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
T. ROWE PRICE International Equity Index Fund
October 31, 2023

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Common Stocks 0.1%
Tenaris (EUR)  23,417 371
Total Argentina (Cost
$391
)
371
AUSTRALIA 7.0%
Common Stocks 7.0%
Ampol  12,088 245
ANZ Group Holdings  152,492 2,405
APA Group  63,899 335
Aristocrat Leisure  29,856 734
ASX  9,600 343
Aurizon Holdings  93,367 203
BHP Group  191,298 5,415
BHP Group (GBP)  66,172 1,882
BlueScope Steel  23,377 280
Brambles  70,495 588
Cochlear  3,332 511
Coles Group  67,912 659
Commonwealth Bank of Australia  85,051 5,232
Computershare  29,102 459
CSL  24,476 3,617
Dexus  54,557 225
Endeavour Group  71,052 223
Fortescue Metals Group  85,927 1,222
Goodman Group  86,029 1,138
GPT Group  97,165 224
IDP Education  12,706 176
IGO  34,570 209
Insurance Australia Group  121,492 438
James Hardie Industries, CDI  (1) 22,332 557
Lendlease  34,965 139
Lottery Corp.  110,377 319
Macquarie Group  18,630 1,915
Medibank  139,693 305
Mineral Resources  8,881 327
Mirvac Group  200,149 232
National Australia Bank  159,303 2,854
Northern Star Resources  58,363 427
Orica  22,521 210
Origin Energy  87,414 507
Pilbara Minerals  133,805 314
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Qantas Airways  (1) 45,157 142
QBE Insurance Group  75,710 751
Ramsay Health Care  9,092 282
REA Group  2,621 241
Reece  11,468 128
Rio Tinto  19,026 1,421
Santos  163,309 797
Scentre Group  263,367 408
SEEK  18,075 239
Sonic Healthcare  22,695 416
South32  230,640 493
Stockland  121,086 273
Suncorp Group  64,266 547
Telstra Group  205,200 498
Transurban Group  156,311 1,177
Treasury Wine Estates  35,797 276
Vicinity  196,272 213
Washington H. Soul Pattinson  11,901 254
Wesfarmers  57,567 1,852
Westpac Banking  178,055 2,338
WiseTech Global  8,228 306
Woodside Energy Group  95,308 2,076
Woolworths Group  61,839 1,384
Xero  (1) 7,297 499
Total Australia (Cost
$48,250
)
51,880
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  17,447 625
OMV  7,303 320
Verbund  3,377 293
voestalpine  5,755 144
Total Austria (Cost
$1,416
)
1,382
BELGIUM 1.0%
Common Stocks 1.0%
Ageas  7,997 307
Anheuser-Busch InBev  44,074 2,508
Argenx  (1) 2,839 1,335
D'ieteren Group  1,103 164
Elia Group  1,492 142
Groupe Bruxelles Lambert  4,932 361
KBC Group  12,701 699
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Lotus Bakeries  21 155
Sofina  764 145
Solvay  3,761 398
UCB  6,415 469
Umicore  10,624 253
Warehouses De Pauw  8,092 200
Total Belgium (Cost
$6,269
)
7,136
CHILE 0.0%
Common Stocks 0.0%
Antofagasta (GBP)  19,556 320
Total Chile (Cost
$226
)
320
CHINA 0.0%
Common Stocks 0.0%
Futu Holdings, ADR (USD)  (1) 2,800 155
Total China (Cost
$292
)
155
DENMARK 3.3%
Common Stocks 3.3%
AP Moller - Maersk, Class A  150 245
AP Moller - Maersk, Class B  253 422
Carlsberg, Class B  4,997 596
Chr Hansen Holding  5,231 357
Coloplast, Class B  6,933 723
Danske Bank  34,999 821
Demant  (1) 5,113 195
DSV  9,445 1,411
Genmab  (1) 3,351 947
Novo Nordisk, Class B  165,588 15,975
Novozymes, Class B  10,378 466
Orsted  9,599 464
Pandora  4,499 510
ROCKWOOL, Class B  474 105
Tryg  17,855 349
Vestas Wind Systems  (1) 51,242 1,111
Total Denmark (Cost
$10,004
)
24,697
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
EGYPT 0.0%
Common Stocks 0.0%
OCI (EUR)  (2) 5,351 125
Total Egypt (Cost
$189
)
125
EUROPE/FAR EAST 0.7%
Equity Mutual Funds 0.7%
iShares Core MSCI EAFE, ETF (USD)  (2) 77,982 4,863
Total Europe/Far East (Cost
$5,109
)
4,863
FINLAND 0.8%
Common Stocks 0.8%
Elisa  7,053 299
Fortum  22,756 270
Kesko, Class B  13,854 234
Kone, Class B  17,246 747
Metso  32,887 290
Neste  21,467 722
Nokia  213,528 711
Nokia, Ordinary Shares  57,926 192
Orion, Class B  5,486 218
Sampo, Class A  23,335 918
Stora Enso, Class R  28,850 347
UPM-Kymmene  27,082 912
Wartsila  24,012 287
Total Finland (Cost
$7,388
)
6,147
FRANCE 11.8%
Common Stocks 11.8%
Accor  9,409 300
Aeroports de Paris  1,506 169
Air Liquide  26,576 4,554
Airbus  30,079 4,033
Alstom  16,037 217
Amundi  3,033 158
ArcelorMittal  25,964 575
Arkema  3,046 285
AXA  93,121 2,759
BioMerieux  2,101 202
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
BNP Paribas  53,237 3,061
Bollore  44,908 245
Bouygues  10,214 359
Bureau Veritas  14,965 341
Capgemini  8,367 1,479
Carrefour  30,318 532
Cie de Saint-Gobain  24,238 1,319
Cie Generale des Etablissements Michelin  34,423 1,023
Covivio  2,468 106
Credit Agricole  61,415 742
Danone  32,672 1,944
Dassault Aviation  1,264 251
Dassault Systemes  33,996 1,400
Edenred  12,664 674
Eiffage  3,645 331
Engie  92,677 1,474
EssilorLuxottica  14,960 2,709
Eurazeo  2,269 128
Eurofins Scientific  6,691 340
Euronext  4,346 303
Gecina  2,332 229
Getlink  18,134 293
Hermes International  1,607 2,998
Ipsen  1,913 226
Kering  3,777 1,536
Klepierre  10,913 265
La Francaise des Jeux SAEM  5,390 174
L'Oreal  12,238 5,144
Legrand  13,539 1,171
LVMH Moet Hennessy Louis Vuitton  14,011 10,031
Orange  94,482 1,111
Pernod Ricard  10,377 1,843
Publicis Groupe  11,614 884
Remy Cointreau  1,159 132
Renault  9,532 334
Safran  17,344 2,710
Sanofi  57,650 5,235
Sartorius Stedim Biotech  1,371 257
Schneider Electric  27,613 4,248
SEB  1,297 128
Societe Generale  36,909 829
Sodexo  4,489 475
STMicroelectronics  34,680 1,322
Teleperformance  2,932 337
Thales  5,333 787
TotalEnergies  114,089 7,628
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Unibail-Rodamco-Westfield (1) 4,654 231
Unibail-Rodamco-Westfield, CDI (AUD)  (1) 26,273 63
Valeo  10,499 139
Veolia Environnement  34,485 945
Vinci  26,967 2,982
Vivendi  36,362 326
Wendel  1,321 99
Worldline  (1) 12,190 155
Total France (Cost
$66,997
)
87,280
GERMANY 8.1%
Common Stocks 7.6%
adidas  8,220 1,462
Allianz  20,465 4,794
BASF  45,355 2,096
Bayer  49,849 2,154
Bayerische Motoren Werke  16,719 1,555
Bechtle  4,061 181
Beiersdorf  5,115 673
Brenntag  7,662 570
Carl Zeiss Meditec  2,056 179
Commerzbank  54,014 583
Continental  5,455 356
Covestro  (1) 9,803 497
Daimler Truck Holding  25,055 787
Delivery Hero  (1) 8,599 220
Deutsche Bank  98,348 1,082
Deutsche Boerse  9,641 1,587
Deutsche Lufthansa  (1) 30,320 213
Deutsche Post  50,297 1,964
Deutsche Telekom  164,463 3,569
E.ON  113,920 1,355
Evonik Industries  10,637 196
Fresenius  21,435 551
Fresenius Medical Care  10,422 346
GEA Group  7,683 263
Hannover Rueck  2,990 660
Heidelberg Materials  7,348 533
HelloFresh  (1)(2) 8,298 181
Henkel  3,972 251
Infineon Technologies  66,264 1,936
Knorr-Bremse  3,679 205
LEG Immobilien  (1) 3,675 230
Mercedes-Benz Group  40,714 2,395
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Merck  6,558 991
MTU Aero Engines  2,731 513
Munich Re  6,930 2,781
Nemetschek  2,929 219
Puma  5,236 297
QIAGEN  (1) 11,571 431
Rational  254 145
Rheinmetall  2,210 634
RWE  32,082 1,228
SAP  52,986 7,107
Scout24  3,804 234
Siemens  38,563 5,117
Siemens Energy  (1)(2) 25,765 229
Siemens Healthineers  14,309 704
Symrise  6,738 689
Talanx  3,213 202
Telefonica Deutschland Holding  45,264 77
Volkswagen  1,233 143
Vonovia  37,203 856
Wacker Chemie  (2) 926 114
Zalando  (1) 11,109 260
56,595
Preferred Stocks 0.5%
Bayerische Motoren Werke  2,571 219
Dr Ing hc F Porsche  5,778 506
Henkel  9,753 703
Porsche Automobil Holding  7,594 340
Sartorius  (2) 1,329 333
Volkswagen  10,765 1,142
3,243
Total Germany (Cost
$55,305
)
59,838
HONG KONG 2.2%
Common Stocks 2.2%
AIA Group  586,000 5,089
BOC Hong Kong Holdings  188,000 497
Brightoil Petroleum Holdings  (1)(3) 109,000 —
Budweiser Brewing APAC  88,300 168
CK Asset Holdings  100,300 501
CK Hutchison Holdings  135,800 687
CK Infrastructure Holdings  32,500 151
CLP Holdings  83,400 610
ESR Cayman  (2) 111,200 143
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Galaxy Entertainment Group  111,000 624
Hang Lung Properties  91,000 120
Hang Seng Bank  38,800 444
Henderson Land Development  73,773 193
HKT Trust & HKT  194,000 201
Hong Kong & China Gas  555,277 387
Hong Kong Exchanges & Clearing  61,100 2,137
Hongkong Land Holdings (USD)  55,000 174
Jardine Matheson Holdings (USD)  7,900 320
Link  128,300 589
MTR  78,500 293
New World Development  74,625 137
Power Assets Holdings  68,500 327
Sands China  (1) 120,400 324
Sino Land  185,800 185
SITC International Holdings  69,000 106
Sun Hung Kai Properties  73,500 755
Swire Pacific, Class A  22,000 141
Swire Properties  61,000 118
Techtronic Industries  70,000 639
WH Group  413,500 247
Wharf Real Estate Investment  83,100 291
Xinyi Glass Holdings  84,000 97
Total Hong Kong (Cost
$15,990
)
16,695
IRELAND 0.5%
Common Stocks 0.5%
AIB Group  73,083 317
Bank of Ireland Group  53,072 476
DCC (GBP)  4,897 272
Flutter Entertainment  (1) 2,639 415
Flutter Entertainment (GBP)  (1) 6,315 993
Kerry Group, Class A  8,084 624
Kingspan Group  7,847 528
Smurfit Kappa Group  13,200 430
Total Ireland (Cost
$3,627
)
4,055
ISRAEL 0.6%
Common Stocks 0.6%
Azrieli Group  2,210 95
Bank Hapoalim  64,462 461
Bank Leumi Le-Israel  77,882 502
Check Point Software Technologies (USD)  (1) 4,800 644
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
CyberArk Software (USD)  (1) 2,100 344
Elbit Systems  1,320 246
Global-e Online (USD)  (1) 4,600 161
ICL Group  39,238 191
Israel Discount Bank, Class A  62,746 276
Mizrahi Tefahot Bank  7,827 242
Monday.com (USD)  (1) 1,069 139
Nice  (1) 3,210 492
Teva Pharmaceutical Industries, ADR (USD)  (1) 56,800 487
Total Israel (Cost
$3,666
)
4,280
ITALY 2.6%
Common Stocks 2.6%
Amplifon  6,389 181
Assicurazioni Generali  51,428 1,022
CNH Industrial  51,924 575
Davide Campari-Milano  25,922 286
DiaSorin  1,249 112
Enel  412,697 2,620
Eni  119,910 1,960
Ferrari  6,396 1,936
FinecoBank Banca Fineco  30,281 357
Infrastrutture Wireless Italiane  17,047 187
Intesa Sanpaolo  798,390 2,080
Mediobanca Banca di Credito Finanziario  27,375 327
Moncler  10,451 543
Nexi  (1) 29,939 174
Poste Italiane  26,500 262
Prysmian  13,325 499
Recordati Industria Chimica e Farmaceutica  5,304 245
Snam  102,321 469
Stellantis, Borsa Italiana S.P.A  78,770 1,472
Stellantis, Euronext Paris  33,483 626
Telecom Italia  (1)(2) 494,125 128
Terna Rete Elettrica Nazionale  71,393 547
UniCredit  93,554 2,345
Total Italy (Cost
$16,736
)
18,953
JAPAN 22.4%
Common Stocks 22.4%
Advantest  38,800 999
Aeon  33,200 699
AGC  10,200 347
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Aisin  7,300 254
Ajinomoto  22,900 836
ANA Holdings  (1) 7,900 155
Asahi Group Holdings  24,400 883
Asahi Intecc  11,000 185
Asahi Kasei  63,700 392
Astellas Pharma  91,780 1,161
Azbil  5,800 171
Bandai Namco Holdings  30,400 630
BayCurrent Consulting  6,600 166
Bridgestone  29,000 1,098
Brother Industries  11,900 186
Canon  50,800 1,201
Capcom  8,600 277
Central Japan Railway  36,500 822
Chiba Bank  26,300 196
Chubu Electric Power  32,700 395
Chugai Pharmaceutical  34,100 1,011
Concordia Financial Group  53,800 250
CyberAgent  22,400 118
Dai Nippon Printing  10,900 284
Daifuku  15,100 249
Dai-ichi Life Holdings  47,700 1,008
Daiichi Sankyo  93,900 2,421
Daikin Industries  13,400 1,932
Daito Trust Construction  3,100 333
Daiwa House Industry  30,100 828
Daiwa House REIT Investment  112 198
Daiwa Securities Group  66,200 382
Denso  88,000 1,299
Dentsu Group  (2) 10,300 299
Disco  4,700 830
East Japan Railway  15,300 795
Eisai  12,800 678
ENEOS Holdings  146,220 542
FANUC  48,400 1,201
Fast Retailing  8,900 1,970
Fuji Electric  6,400 244
FUJIFILM Holdings  18,900 1,034
Fujitsu  8,900 1,153
GLP J-Reit  237 212
GMO Payment Gateway  2,200 88
Hakuhodo DY Holdings  (2) 12,200 99
Hamamatsu Photonics  7,000 260
Hankyu Hanshin Holdings  11,600 365
Hikari Tsushin  1,000 144
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Hirose Electric  (2) 1,518 172
Hitachi  47,600 3,017
Hitachi Construction Machinery  5,300 137
Honda Motor  234,300 2,401
Hoshizaki  (2) 5,500 178
Hoya  18,000 1,733
Hulic  19,700 181
Ibiden  5,700 243
Idemitsu Kosan  10,552 240
Iida Group Holdings  8,000 124
Inpex  49,300 715
Isuzu Motors  28,900 322
ITOCHU  60,300 2,172
Japan Airlines  7,200 132
Japan Exchange Group  (2) 25,500 504
Japan Metropolitan Fund Invest  355 229
Japan Post Bank  73,200 678
Japan Post Holdings  114,200 1,011
Japan Post Insurance  10,200 196
Japan Real Estate Investment  65 241
Japan Tobacco  60,900 1,418
JFE Holdings  24,375 340
JSR  9,000 241
Kajima  21,000 347
Kansai Electric Power  35,700 457
Kao  23,600 861
Kawasaki Kisen Kaisha  7,000 240
KDDI  75,900 2,271
Keio  (2) 5,200 154
Keisei Electric Railway  6,400 241
Keyence  9,856 3,815
Kikkoman  6,900 393
Kintetsu Group Holdings  9,200 259
Kirin Holdings  39,400 554
Kobayashi Pharmaceutical  2,600 107
Kobe Bussan  7,700 191
Koei Tecmo Holdings  6,080 79
Koito Manufacturing  10,600 159
Komatsu  46,900 1,078
Konami Holdings  5,100 264
Kose  1,700 113
Kubota  51,400 691
Kurita Water Industries  5,200 158
Kyocera  16,300 803
Kyowa Kirin  13,400 210
Lasertec  3,800 628
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Lixil  14,700 161
LY  132,500 338
M3  22,100 340
Makita  11,100 287
Marubeni  73,600 1,076
MatsukiyoCocokara  17,100 300
Mazda Motor  28,800 278
McDonald's Holdings Japan  (2) 4,400 171
MEIJI Holdings  11,880 292
MINEBEA MITSUMI  18,400 288
MISUMI Group  14,400 218
Mitsubishi  58,300 2,718
Mitsubishi Chemical Holdings  65,000 368
Mitsubishi Electric  98,100 1,125
Mitsubishi Estate  57,100 731
Mitsubishi HC Capital  44,600 294
Mitsubishi Heavy Industries  16,300 840
Mitsubishi UFJ Financial Group  579,390 4,861
Mitsui  66,600 2,421
Mitsui Chemicals  8,700 219
Mitsui Fudosan  45,100 978
Mitsui OSK Lines  17,500 452
Mizuho Financial Group  122,410 2,078
MonotaRO  12,400 99
MS&AD Insurance Group Holdings  21,800 799
Murata Manufacturing  87,300 1,495
NEC  12,500 602
Nexon  19,400 356
NGK Insulators  11,600 142
NIDEC  21,144 776
Nintendo  52,700 2,177
Nippon Building Fund  76 305
NIPPON EXPRESS HOLDINGS  3,700 190
Nippon Paint Holdings  47,000 316
Nippon Prologis REIT  112 199
Nippon Sanso Holdings  8,900 224
Nippon Steel  43,412 936
Nippon Telegraph & Telephone  1,516,200 1,784
Nippon Yusen KK  24,600 602
Nissan Chemical  6,300 257
Nissan Motor  117,800 453
Nissin Foods Holdings  3,100 270
Nitori Holdings  4,000 433
Nitto Denko  7,400 479
Nomura Holdings  152,500 589
Nomura Real Estate Holdings  5,600 131
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Nomura Real Estate Master Fund  215 237
Nomura Research Institute  19,581 514
NTT Data Group  32,000 395
Obayashi  32,900 282
Obic  3,500 517
Odakyu Electric Railway  15,900 226
Oji Holdings  43,700 187
Olympus  64,200 857
Omron  8,700 312
Ono Pharmaceutical  19,700 340
Open House Group  4,100 135
Oracle Corporation Japan  1,900 135
Oriental Land  55,400 1,792
ORIX  59,500 1,082
Osaka Gas  19,000 358
Otsuka  5,800 233
Otsuka Holdings  19,800 666
Pan Pacific International Holdings  18,900 366
Panasonic Holdings  112,095 983
Persol Holdings  92,000 138
Rakuten Group  75,800 280
Recruit Holdings  73,100 2,096
Renesas Electronics  (1) 64,600 849
Resona Holdings  108,600 580
Ricoh  27,800 225
Rohm  17,600 282
SBI Holdings  12,440 268
SCSK  8,100 138
Secom  10,700 743
Seiko Epson  14,600 203
Sekisui Chemical  19,500 267
Sekisui House  30,600 599
Seven & i Holdings  38,252 1,401
SG Holdings  16,200 230
Sharp  (1)(2) 13,200 83
Shimadzu  11,700 277
Shimano  (2) 3,900 561
Shimizu  27,400 195
Shin-Etsu Chemical  92,400 2,763
Shionogi  13,300 619
Shiseido  20,300 644
Shizuoka Financial Group  23,800 202
SMC  2,900 1,339
SoftBank  145,800 1,649
SoftBank Group  52,200 2,138
Sompo Holdings  15,500 671
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Sony Group  64,000 5,321
Square Enix Holdings  4,400 146
Subaru  31,200 540
SUMCO  17,800 230
Sumitomo  53,100 1,044
Sumitomo Chemical  71,400 181
Sumitomo Electric Industries  36,300 381
Sumitomo Metal Mining  12,500 351
Sumitomo Mitsui Financial Group  64,500 3,109
Sumitomo Mitsui Trust Holdings  16,412 615
Sumitomo Realty & Development  14,200 356
Suntory Beverage & Food  7,100 214
Suzuki Motor  18,700 726
Sysmex  8,500 407
T&D Holdings  25,400 453
Taisei  8,600 292
Takeda Pharmaceutical  80,298 2,180
TDK  19,700 737
Terumo  34,100 933
TIS  11,200 240
Tobu Railway  9,600 231
Toho  5,700 195
Tokio Marine Holdings  91,400 2,045
Tokyo Electric Power Holdings  (1) 77,400 328
Tokyo Electron  23,900 3,158
Tokyo Gas  19,900 447
Tokyu  26,900 304
TOPPAN Holdings  12,400 286
Toray Industries  68,800 333
Toshiba  (1) 20,900 635
Tosoh  12,900 158
TOTO  6,700 162
Toyota Industries  7,400 548
Toyota Motor  538,090 9,413
Toyota Tsusho  10,800 575
Trend Micro  (2) 6,800 256
Unicharm  20,500 697
USS  10,500 184
Welcia Holdings  4,800 80
West Japan Railway  11,100 423
Yakult Honsha  13,000 306
Yamaha  7,100 190
Yamaha Motor  14,800 362
Yamato Holdings  14,400 240
Yaskawa Electric  12,200 399
Yokogawa Electric  11,600 211
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Zensho Holdings  4,900 258
ZOZO  7,100 135
Total Japan (Cost
$128,793
)
166,498
NETHERLANDS 4.3%
Common Stocks 4.3%
ABN AMRO Bank, CVA  20,487 276
Adyen  (1) 1,101 743
Aegon  85,628 416
AerCap Holdings (USD)  (1) 8,900 553
Akzo Nobel  8,656 581
ASM International  2,383 983
ASML Holding  20,456 12,297
ASR Nederland  8,445 315
BE Semiconductor Industries  4,048 418
Coca-Cola Europacific Partners (USD)  10,500 614
DSM-Firmenich  9,437 856
EQT (SEK)  (2) 17,635 322
EXOR  5,503 472
Heineken  15,253 1,370
Heineken Holding  5,819 443
IMCD  2,826 340
ING Groep  183,659 2,355
JDE Peet's  6,375 177
Koninklijke Ahold Delhaize  49,283 1,459
Koninklijke KPN  163,887 551
Koninklijke Philips  (1) 47,121 896
NN Group  12,723 408
Prosus  (1) 76,826 2,154
Randstad  5,599 290
Universal Music Group  41,574 1,018
Wolters Kluwer  13,067 1,677
Total Netherlands (Cost
$23,875
)
31,984
NEW ZEALAND 0.2%
Common Stocks 0.2%
Auckland International Airport  63,501 272
EBOS Group  7,775 159
Fisher & Paykel Healthcare  28,731 348
Mercury NZ  36,089 124
Meridian Energy  65,514 184
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Spark New Zealand  94,923 276
Total New Zealand (Cost
$1,116
)
1,363
NORWAY 0.7%
Common Stocks 0.7%
Adevinta  (1) 15,176 133
Aker BP  16,035 462
DNB Bank  46,965 847
Equinor  47,242 1,584
Gjensidige Forsikring  9,918 149
Kongsberg Gruppen  4,549 186
Mowi  21,797 354
Norsk Hydro  66,691 380
Orkla  38,097 263
Salmar  3,681 174
Telenor  34,700 355
Yara International  8,398 275
Total Norway (Cost
$4,657
)
5,162
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Espirito Santo  (1)(3) 127,132 —
EDP - Energias de Portugal  159,227 669
EDP Renovaveis  15,587 250
Galp Energia  24,960 376
Jeronimo Martins  14,043 324
Total Portugal (Cost
$1,774
)
1,619
RUSSIAN FEDERATION 0.0%
Common Stocks 0.0%
Evraz (GBP)  (1)(3) 21,218 —
Total Russian Federation (Cost
$137
)
—
SINGAPORE 1.4%
Common Stocks 1.4%
CapitaLand Ascendas Trust  189,397 360
CapitaLand Integrated Commercial Trust  263,768 339
CapitaLand Investment  132,000 284
City Developments  25,400 117
DBS Group Holdings  91,900 2,208
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Genting Singapore  309,000 194
Grab Holdings, Class A (USD)  (1) 94,800 291
Jardine Cycle & Carriage  5,100 105
Keppel  72,200 328
Keppel REIT  14,440 9
Mapletree Logistics Trust  175,300 188
Mapletree Pan Asia Commercial Trust  120,412 117
Oversea-Chinese Banking  171,825 1,593
Sea, ADR (USD)  (1) 18,500 772
Seatrium  (1) 2,250,599 184
Sembcorp Industries  45,400 152
Singapore Airlines  75,532 337
Singapore Exchange  43,500 301
Singapore Technologies Engineering  79,800 219
Singapore Telecommunications  418,950 728
United Overseas Bank  64,120 1,265
UOL Group  24,152 104
Wilmar International  97,400 253
Total Singapore (Cost
$10,720
)
10,448
SPAIN 2.5%
Common Stocks 2.5%
Acciona  1,224 154
Acciona Energias Renovables  3,429 93
ACS Actividades de Construccion y Servicios  10,863 393
Aena  3,806 552
Amadeus IT Group  22,859 1,305
Banco Bilbao Vizcaya Argentaria  (2) 302,696 2,381
Banco Santander  (2) 821,205 3,020
CaixaBank  209,367 851
Cellnex Telecom  28,678 843
Enagas  12,625 211
Endesa  16,111 303
Ferrovial  25,838 778
Grifols  (1) 15,130 170
Iberdrola - Interim  308,924 3,436
Industria de Diseno Textil  (2) 55,350 1,911
Naturgy Energy Group  (2) 6,394 181
Redeia  20,124 314
Repsol  65,826 964
Telefonica  262,607 1,014
Total Spain (Cost
$19,984
)
18,874
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
SWEDEN 2.9%
Common Stocks 2.9%
Alfa Laval  14,681 476
Assa Abloy, Class B  50,858 1,084
Atlas Copco, Class A  135,981 1,761
Atlas Copco, Class B  79,564 894
Beijer Ref  (2) 19,524 186
Boliden  13,563 348
Epiroc, Class A  40,588 669
Epiroc, Class B  11,324 157
Essity, Class B  30,908 705
Evolution Gaming Group  9,299 829
Fastighets Balder, Class B  (1)(2) 32,376 138
Getinge, Class B  11,602 209
H & M Hennes & Mauritz, Class B  (2) 32,596 438
Hexagon, Class B  105,348 858
Holmen, Class B  4,652 176
Husqvarna, Class B  (2) 21,284 138
Industrivarden, Class A  968 25
Industrivarden, Class C  (2) 13,177 340
Indutrade  13,860 246
Investment AB Latour, Class B  (2) 7,710 133
Investor, Class B  87,825 1,612
L E Lundbergforetagen, Class B  3,769 154
Lifco, Class B  11,824 216
Nibe Industrier, Class B  76,898 443
Nordea Bank  163,460 1,722
Saab, Class B  4,062 209
Sagax, Class B  9,675 175
Sandvik  54,102 921
Securitas, Class B  (2) 25,140 201
Skandinaviska Enskilda Banken, Class A  80,134 894
Skanska, Class B  17,258 259
SKF, Class B  17,284 280
Svenska Cellulosa, Class B  30,045 412
Svenska Handelsbanken, Class A  74,010 631
Swedbank, Class A  43,080 707
Swedish Orphan Biovitrum  (1) 9,877 203
Tele2, Class B  27,098 192
Telefonaktiebolaget LM Ericsson, Class B  148,585 666
Telia  124,465 264
Volvo, Class A  10,706 215
Volvo, Class B  76,021 1,506
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Volvo Car, Class B  (1)(2) 31,032 107
Total Sweden (Cost
$20,096
)
21,799
SWITZERLAND 9.6%
Common Stocks 9.6%
ABB  81,171 2,727
Adecco Group  (2) 7,935 300
Alcon  25,355 1,815
Bachem Holding  (2) 1,703 124
Baloise Holding  2,271 326
Banque Cantonale Vaudoise  (2) 1,494 169
Barry Callebaut  181 274
BKW  1,079 181
Chocoladefabriken Lindt & Spruengli  63 698
Chocoladefabriken Lindt & Spruengli, Registered Shares  4 436
Cie Financiere Richemont  26,487 3,125
Clariant  10,700 152
Dufry  (1) 5,000 175
EMS-Chemie Holding  349 239
Geberit  1,690 787
Givaudan  469 1,561
Helvetia Holding  1,883 253
Holcim  26,447 1,635
Julius Baer Group  10,602 628
Kuehne + Nagel International  2,757 744
Logitech International  8,344 657
Lonza Group  3,779 1,323
Nestle  135,479 14,610
Novartis  104,006 9,737
Partners Group Holding  1,152 1,220
Roche Holding  1,819 496
Roche Holding, Genusschein  35,439 9,133
Sandoz Group  (1) 20,801 541
Schindler Holding  2,387 483
Schindler Holding, Registered Shares  856 167
SGS  7,606 621
SIG Group  15,166 334
Sika  7,426 1,777
Sonova Holding  2,638 625
Straumann Holding  5,664 669
Swatch Group  1,511 387
Swatch Group, Registered Shares  2,446 119
Swiss Life Holding  1,529 982
Swiss Prime Site  3,804 354
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Swiss Re  15,305 1,672
Swisscom  1,314 787
Temenos  3,235 233
UBS Group  166,887 3,921
VAT Group  1,370 486
Zurich Insurance Group  7,635 3,627
Total Switzerland (Cost
$49,785
)
71,310
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP)  (1)(3) 3,218 —
Total United Arab Emirates (Cost
$125
)
—
UNITED KINGDOM 14.8%
Common Stocks 14.8%
3i Group  49,388 1,164
abrdn  101,543 194
Admiral Group  10,767 320
Anglo American  64,477 1,643
Ashtead Group  22,235 1,275
Associated British Foods  17,400 429
AstraZeneca  78,643 9,846
Auto Trader Group  45,554 345
Aviva  138,137 669
BAE Systems  154,677 2,080
Barclays  789,320 1,267
Barratt Developments  49,922 252
Berkeley Group Holdings  5,463 269
BP  880,453 5,376
British American Tobacco  107,802 3,220
BT Group  344,769 474
Bunzl  17,148 612
Burberry Group  19,138 394
Centrica  281,979 540
Coca-Cola HBC  11,172 290
Compass Group  87,964 2,218
CRH  36,624 1,965
CRH (USD)  195 10
Croda International  7,085 378
Diageo  114,017 4,312
Endeavour Mining  9,416 194
Entain  32,410 368
Experian  46,683 1,416
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Glencore  534,430 2,831
GSK  207,786 3,704
Haleon  281,145 1,127
Halma  19,264 433
Hargreaves Lansdown  17,641 152
Hikma Pharmaceuticals  8,475 196
HSBC Holdings  1,003,035 7,242
Imperial Brands  43,535 927
Informa  71,017 615
InterContinental Hotels Group  8,598 609
Intertek Group  8,189 381
J Sainsbury  81,787 256
JD Sports Fashion  131,454 204
Johnson Matthey  9,413 171
Kingfisher  98,343 251
Land Securities Group  34,935 242
Legal & General Group  303,322 781
Lloyds Banking Group  3,277,576 1,595
London Stock Exchange Group  21,547 2,174
M&G  113,739 275
Melrose Industries  70,002 399
Mondi  24,638 399
National Grid  186,833 2,228
NatWest Group  294,919 642
Next  6,055 508
Ocado Group  (1) 29,345 167
Pearson  31,962 370
Persimmon  16,201 201
Phoenix Group Holdings  38,060 210
Prudential  139,702 1,461
Reckitt Benckiser Group  36,407 2,436
RELX  96,088 3,356
Rentokil Initial  127,870 651
RioTinto  56,904 3,630
Rolls-Royce Holdings  (1) 427,074 1,124
Sage Group  52,013 614
Schroders  40,885 184
Segro  59,973 521
Severn Trent  12,800 414
Shell  340,188 10,963
Smith & Nephew  44,317 496
Smiths Group  17,467 343
Spirax-Sarco Engineering  3,743 374
SSE  55,326 1,100
St. James's Place  27,802 217
Standard Chartered  119,361 915
T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Taylor Wimpey  175,152 237
Tesco  362,918 1,191
Unilever  127,616 6,044
United Utilities Group  33,815 437
Vodafone Group  1,166,798 1,074
Whitbread  10,022 406
Wise, Class A  (1) 30,488 248
WPP  54,539 470
Total United Kingdom (Cost
$108,511
)
109,716
UNITED STATES 0.1%
Common Stocks 0.1%
Newmont, CDI (AUD)  (1) 18,150 695
Wix.com  (1) 2,700 216
Total United States (Cost
$1,283
)
911
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(5) 9,844,372 9,844
9,844
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 5.308%, 12/14/23  (6) 1,190,000 1,183
1,183
Total Short-Term Investments (Cost $11,027) 11,027
SECURITIES LENDING COLLATERAL 2.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(5) 15,054,001 15,054
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 15,054
Total Securities Lending Collateral (Cost $15,054) 15,054
Total Investments in Securities
101.5% of Net Assets
(Cost $638,792) $ 753,942
T. ROWE PRICE International Equity Index Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at October 31, 2023.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At October 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
SEK Swedish Krona
USD U.S. Dollar
T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 148 MSCI EAFE Index contracts 12/23 14,608 $ (791)
Net payments (receipts) of variation margin to date 835
Variation margin receivable (payable) on open futures contracts $ 44
T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 299++
Totals $ —# $ — $ 299+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
10/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 14,448  ¤   ¤ $ 24,898
Total $ 24,898^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $299 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $24,898.
T. ROWE PRICE International Equity Index Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $638,792) $ 753,942
Dividends receivable 1,702
Receivable for shares sold 359
Foreign currency (cost $162) 161
Variation margin receivable on futures contracts 44
Other assets 2,122
Total assets 758,330
Liabilities
Obligation to return securities lending collateral 15,054
Payable for shares redeemed 470
Investment management fees payable 58
Due to affiliates 43
Other liabilities 125
Total liabilities 15,750
NET ASSETS $ 742,580
Net Assets Consist of:
Total distributable earnings (loss) $ 86,064
Paid-in capital applicable to 52,786,572 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 656,516
NET ASSETS $ 742,580
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $630,134; Shares outstanding: 44,809,655) $ 14.06
Z Class
(Net assets: $112,446; Shares outstanding: 7,976,917) $ 14.10
T. ROWE PRICE International Equity Index Fund
Statement of Operations

($000s)
Year
Ended
10/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2,307) $ 24,357
Securities lending 101
    Interest 32
Other 2
Total income 24,492
Expenses
Investment management 690
Shareholder servicing
Investor Class 769
Prospectus and shareholder reports
Investor Class $ 28
Z Class 1 29
Custody and accounting 326
Registration 43
Legal and audit 43
Proxy and annual meeting 14
Directors 3
Miscellaneous 19
Waived / paid by Price Associates (116)
Total expenses 1,820
Net investment income 22,672
T. ROWE PRICE International Equity Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (27,739)
Futures 835
Foreign currency transactions (60)
Net realized loss (26,964)
Change in net unrealized gain / loss
Securities 92,147
Futures (669)
Other assets and liabilities denominated in foreign currencies 138
Change in net unrealized gain / loss 91,616
Net realized and unrealized gain / loss 64,652
INCREASE IN NET ASSETS FROM OPERATIONS
$ 87,324
T. ROWE PRICE International Equity Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 22,672 $ 20,484
Net realized loss (26,964) (10,353)
Change in net unrealized gain / loss 91,616 (186,787)
Increase (decrease) in net assets from operations 87,324 (176,656)
Distributions to shareholders
Net earnings
Investor Class (15,734) (22,453)
Z Class (1,357) (111)
Decrease in net assets from distributions (17,091) (22,564)
Capital share transactions
*
Shares sold
Investor Class 201,756 97,112
Z Class 86,099 51,330
Distributions reinvested
Investor Class 14,854 21,005
Z Class 1,357 112
Shares redeemed
Investor Class (201,780) (107,644)
Z Class (13,469) (9,206)
Increase in net assets from capital share transactions 88,817 52,709
Net Assets
Increase (decrease) during period 159,050 (146,511)
Beginning of period 583,530 730,041
End of period $ 742,580 $ 583,530
*Share information (000s)
Shares sold
Investor Class 13,704 6,642
Z Class 5,842 3,487
Distributions reinvested
Investor Class 1,059 1,308
Z Class 97 7
Shares redeemed
Investor Class (13,566) (7,506)
Z Class (922) (664)
Increase in shares outstanding 6,214 3,274
T. ROWE PRICE International Equity Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index
Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to provide long-term capital growth. The fund has two classes of shares: the International Equity Index Fund (Investor Class) and
the International Equity Index Fund–Z Class (Z Class). The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset
T. ROWE PRICE International Equity Index Fund

received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.
T. ROWE PRICE International Equity Index Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant
T. ROWE PRICE International Equity Index Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
T. ROWE PRICE International Equity Index Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
T. ROWE PRICE International Equity Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,386 $ 715,369 $ — $ 719,755
Equity Mutual Funds 4,863 — — 4,863
Preferred Stocks — 3,243 — 3,243
Short-Term Investments 9,844 1,183 — 11,027
Securities Lending Collateral 15,054 — — 15,054
Total $ 34,147 $ 719,795 $ — $ 753,942
Liabilities
Futures Contracts* $ 791 $ — $ — $ 791
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
T. ROWE PRICE International Equity Index Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of October 31, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 791
Total $ 791
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 835
Total $ 835
T. ROWE PRICE International Equity Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of October 31, 2023, securities valued at $493,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk.
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ (669)
Total $ (669)
T. ROWE PRICE International Equity Index Fund

value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended October 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2023, the value of loaned securities was
$14,427,000; the value of cash collateral and related investments was $15,054,000.
T. ROWE PRICE International Equity Index Fund

Other  Purchases and sales of portfolio securities other than short-term securities aggregated $306,877,000 and $218,575,000, respectively, for the year ended
October 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2023
October 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 17,091 $ 22,564
T. ROWE PRICE International Equity Index Fund

At October 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, and the realization of gains/losses on passive foreign investment companies and certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the
($000s)
Cost of investments $ 652,228
Unrealized appreciation $ 234,038
Unrealized depreciation (132,441)
Net unrealized appreciation (depreciation) $ 101,597
($000s)
Undistributed ordinary income $ 22,563
Net unrealized appreciation (depreciation) 101,597
Loss carryforwards and deferrals (38,096)
Total distributable earnings (loss) $ 86,064
T. ROWE PRICE International Equity Index Fund

extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
T. ROWE PRICE International Equity Index Fund

In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.45%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this particular arrangement during the year ended October 31, 2023.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2023 as indicated in the table below.
At October 31, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31,
2023, expenses incurred pursuant to these service agreements were $112,000 for Price
Associates; $326,000 for T. Rowe Price Services, Inc.; and $105,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor Class Z Class
Expense limitation/I Class Limit 0.31% 0.00%
Expense limitation date 02/28/26 N/A
(Waived)/repaid during the period ($000s) $— $(116)
T. ROWE PRICE International Equity Index Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2023, the fund was charged $67,000 for shareholder servicing costs related to the college savings plans, of which $40,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At October 31, 2023, approximately
18% of the outstanding shares of the Investor Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At October 31, 2023, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the
T. ROWE PRICE International Equity Index Fund

independent current market price of the security. During the year ended October 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-
sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2023, the fund incurred $7,000 in interest expense related to outstanding borrowings on three days in the average amount of
$13,267,000 and at an average annual rate of 6.76%. At October 31, 2023, there were no borrowings outstanding.
NOTE 9 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
T. ROWE PRICE International Equity Index Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
T. ROWE PRICE International Equity Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Index Fund, Inc. and
Shareholders of T. Rowe Price International Equity Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Equity Index Fund (constituting
T. Rowe Price International Index Fund, Inc., referred to hereafter as the "Fund") as of
October 31, 2023, the related statement of operations for the year ended October 31,
2023, the statement of changes in net assets for each of the two years in the period ended
October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
T. ROWE PRICE International Equity Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)
T. ROWE PRICE International Equity Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $21,556,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
The fund will pass through foreign source income of $23,573,000 and foreign taxes paid of $1,930,000.
T. ROWE PRICE International Equity Index Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 37,367,232 104,955
Mark J. Parrell 37,357,093 108,080
Kellye L. Walker 37,354,738 107,176
Eric L. Veiel 37,369,832 107,292
T. ROWE PRICE International Equity Index Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
T. ROWE PRICE International Equity Index Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
T. ROWE PRICE International Equity Index Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than  annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)
T. ROWE PRICE International Equity Index Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
T. ROWE PRICE International Equity Index Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)
T. ROWE PRICE International Equity Index Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With International Equity Index
Fund  Principal Occupation(s)
E. Frederick Bair, CFA, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)
T. ROWE PRICE International Equity Index Fund

Name (Year of Birth)
Position Held With International Equity Index
Fund  Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Neil Smith (1972)
President
Vice President, Price Hong Kong, Price Japan, Price
Singapore, T. Rowe Price Group, Inc., and Price
International
Craig A. Thiese (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and Price International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Michael T. Wehn  (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)
100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202312-3146045 F135-050 12/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$25,925	$24,349
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,584,000 and $2,760,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 19, 2023